Other non-current liabilities	12 Months Ended
Dec. 31, 2024
Other Non Current Liabilities [Abstract]
Other non-current liabilities

25 Other non-current liabilities

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Government grants received with conditions	6,522	4,677

The Group was awarded grants from governments with conditions attached in the next few years. The government grants with conditions expected to be satisfied in more than one year are presented as non-current liabilities, which will be released to other income in the consolidated statements of profit or loss when the conditions attached are satisfied.